Consolidated Balance Sheets	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 429,570,728	¥ 2,982,509,565	¥ 2,132,923,674
Restricted cash	144,030	1,000,000	1,000,000
Short-term investments (including short-term investments measured at fair value of RMB496,565,847 and RMB154,594,435, as of December 31, 2015 and 2016, respectively)	43,090,081	299,174,435	560,073,899
Accounts receivable, net of allowance for doubtful accounts of nil as of December 31, 2015 and December 31, 2016	29,401,097	204,131,815	122,346,687
Amounts due from related parties	63,206,041	438,839,542	238,236,268
Loans receivable, net of allowance for loan losses of RMB1,334,502 and RMB1,150,707 as of December 31, 2015 and December 31, 2016, respectively	16,407,887	113,919,956	132,109,897
Factoring receivables	87,019,444	604,176,000
Deferred tax assets	0	0	0
Other current assets	12,786,819	88,778,883	75,141,655
Total current assets	681,626,127	4,732,530,196	3,261,832,080
Long-term investments (including long-term investments measured at fair value of RMB10,069,729 and nil, as of December 31, 2015 and 2016, respectively)	49,966,920	346,920,327	251,781,945
Investment in affiliates	77,657,570	539,176,511	326,155,843
Property and equipment, net	35,069,784	243,489,512	196,475,249
Other non-current assets	5,566,233	38,646,355	16,885,730
Non-current deferred tax assets	8,026,329	55,726,799	43,863,568
Total assets	857,912,963	5,956,489,700	4,096,994,415
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB181,685,160 and RMB72,212,423 as of December 31, 2015 and December 31, 2016, respectively)	79,969,482	555,228,116	494,688,785
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB55,966,327 and RMB-5,036,501 as of December 31, 2015 and December 31, 2016, respectively)	3,336,020	23,161,986	61,650,980
Deferred revenues (including deferred revenue of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB29,021,820 and RMB29,834,124 as of December 31, 2015 and December 31, 2016, respectively)	13,431,134	93,252,362	68,425,735
Payable to individual investors of factoring receivables	82,007,033	569,374,828
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB76,026,370 and RMB31,079,003 as of December 31, 2015 and December 31, 2016, respectively)	48,206,031	334,694,476	340,905,107
Deferred tax liabilities	641,846	4,456,335	1,159,774
Total current liabilities	226,949,700	1,575,711,768	966,830,381
Non-current uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB67,248 an nil as of December 31, 2015 and December 31, 2016, respectively)			67,248
Deferred tax liabilities	641,846	4,456,335	1,159,774
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB39,635,057 and nil as of December 31, 2015 and December 31, 2016, respectively)	14,251,168	98,945,858	77,876,237
Convertible notes	80,000,000	555,440,000	518,224,000
Total Liabilities	321,842,714	2,234,553,961	1,562,997,866
Mezzanine Equity
Redeemable Non-controlling Interest of a Subsidiary	47,625,568	330,664,322
Total Mezzanine Equity	47,625,568	330,664,322
Shareholders' equity:
Treasury stock (1,246,073 ordinary shares as of December 31, 2015 and 1,287,205 ordinary shares as of December 31, 2016)	(18,787,083)	(130,438,720)	(117,836,564)
Additional paid-in capital	176,611,794	1,226,215,683	990,515,956
Retained earnings	322,871,055	2,241,693,736	1,597,865,303
Accumulated other comprehensive loss	(782,553)	(5,433,263)	(21,757,099)
Total Noah Holdings Limited shareholders' equity	479,927,444	3,332,136,241	2,448,885,729
Non-controlling interests	8,517,237	59,135,176	85,110,820
Total Shareholders' Equity	488,444,681	3,391,271,417	2,533,996,549
Total Liabilities and Equity	857,912,963	5,956,489,700	4,096,994,415
Class A
Shareholders' equity:
Ordinary shares	10,047	69,758	69,086
Total Shareholders' Equity		69,758	69,086
Class B
Shareholders' equity:
Ordinary shares	$ 4,184	29,047	29,047
Total Shareholders' Equity		¥ 29,047	¥ 29,047